UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number: 811-7885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Core Bond Enhanced Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07- 03/31/07

Item 1 - Schedule of Investments

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                               Face      Interest            Maturity
                             Issue                             Amount      Rate               Date(s)                     Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government &            Fannie Mae                    $   895,000      3.25 %           1/15/2008               $    882,130
Agency Obligations -  17.0%                                  8,430,000     4.375             3/15/2013                  8,208,426
                                                               140,000      5.25             9/15/2016                    142,517
                             ----------------------------------------------------------------------------------------------------
                             Freddie Mac                     4,860,000      5.75             4/15/2008                  4,894,924
                                                             5,555,000     5.125             4/18/2008                  5,560,449
                                                            10,820,000     4.875             2/17/2009                 10,817,598
                                                            11,970,000     4.125             7/12/2010                 11,724,878
                                                             1,920,000      4.75             1/19/2016                  1,888,149
                                                             1,900,000      5.00             12/14/2018                 1,854,584
                             ----------------------------------------------------------------------------------------------------
                             Tennessee Valley Authority      1,390,000      6.25             12/15/2017                 1,524,022
                             Series E
                             ----------------------------------------------------------------------------------------------------
                             U.S. Treasury Bonds             6,275,000      8.50             2/15/2020                  8,458,505
                                                             6,790,000      6.25             8/15/2023                  7,795,239
                             ----------------------------------------------------------------------------------------------------
                             U.S. Treasury Notes             2,932,000     4.625             2/29/2012                  2,942,881
                                                            17,000,000      4.00             2/15/2015                 16,297,424
                                                             5,500,000     4.875             8/15/2016                  5,587,225
                             ----------------------------------------------------------------------------------------------------
                             Total U.S. Government & Agency Obligations (Cost - $88,819,672) - 17.0%                   88,578,951
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency       Fannie Mae Guaranteed           8,000,000      5.00           4/15/2022 (c)                7,887,504
Mortgage-Backed              Pass-Through Certificates       3,007,852      5.50       6/01/2011 - 1/01/2035            2,986,968
Securities* -  44.9%                                         6,091,109     5.836           8/01/2036 (a)                6,141,055
                                                            34,435,541      6.00     2/01/2013 - 4/15/2037 (c)         34,970,284
                                                             2,073,735      6.50       1/01/2013 - 10/01/2036           2,124,355
                                                               233,641      7.00       4/01/2027 - 3/01/2031              243,513
                                                               187,034      7.50       10/01/2027 - 5/01/2032             195,997
                                                               165,967      8.00       9/01/2015 - 9/01/2031              175,555
                                                                15,244      8.50       5/01/2030 - 1/01/2031               16,406
                                                                43,477      9.50             7/01/2017                     47,435
                                                                18,237     10.00       10/01/2018 - 5/01/2022              20,074
                                                                 6,755     10.50             12/01/2016                     7,226
                             ----------------------------------------------------------------------------------------------------
                             Freddie Mac Mortgage           25,177,068      4.50     2/01/2011 - 12/01/2035 (c)        24,300,971
                             Participation Certificates     41,186,443      5.00     11/01/2017 - 4/15/2037 (c)        40,208,685
                                                            57,345,362      5.50     4/01/2014 - 4/15/2037 (c)         57,220,522
                                                             4,000,000     5.742           4/01/2037 (a)                4,029,428
                                                             4,500,000     5.893           4/01/2037 (a)                4,543,773
                                                             2,976,650      6.00       4/01/2016 - 10/01/2017           3,030,118
                                                             4,412,908      6.50     7/01/2015 - 9/01/2036 (c)          4,567,302
                                                             2,696,656      7.00       1/01/2011 - 11/01/2032           2,800,172
                                                               599,281      7.50       5/01/2007 - 9/01/2032              625,554
                                                               309,931      8.00       11/01/2024 - 3/01/2032             326,710
                                                                34,614      8.50       5/01/2028 - 8/01/2030               37,155

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                               Face      Interest            Maturity
                             Issue                             Amount      Rate               Date(s)                     Value
---------------------------------------------------------------------------------------------------------------------------------
                                                           $     7,890      9.00 %           9/01/2014               $      8,367
                                                               104,930      9.50             2/01/2019                    112,980
                                                                27,223     10.00       3/01/2010 - 9/01/2017               28,491
                                                                20,648     10.50             4/01/2016                     21,717
                                                                 9,556     11.00             9/01/2016                     10,611
                                                                 3,343     11.50             8/01/2015                      3,663
                                                                14,954     12.50             2/01/2014                     16,702
                             ----------------------------------------------------------------------------------------------------
                             Ginnie Mae MBS                  2,510,373      4.50             9/15/2035                  2,376,971
                             Certificates                    7,681,307      5.00       4/15/2035 - 5/15/2036            7,479,373
                                                            13,116,635      5.50       1/15/2035 - 5/15/2036           13,049,870
                                                            10,567,770      6.00     4/20/2026 - 4/15/2037 (c)         10,716,785
                                                             1,726,123      6.50       2/15/2014 - 11/15/2034           1,773,635
                                                             1,044,845      7.00       4/15/2013 - 10/15/2031           1,092,612
                                                               353,052      7.50       3/15/2024 - 3/15/2032              368,768
                                                               200,710      8.00       12/15/2022 - 6/15/2031             212,994
                                                                78,797      8.50       11/15/2017 - 3/15/2031              84,585
                                                                57,294      9.00       4/15/2018 - 11/15/2024              61,740
                                                                 1,579      9.50             9/15/2021                      1,733
                             ----------------------------------------------------------------------------------------------------
                             Total U.S. Government Agency Mortgage-Backed Securities (Cost - $235,633,201) - 44.9%    233,928,359
---------------------------------------------------------------------------------------------------------------------------------

                                Face
                              Amount  Non-Government Agency Mortgage-Backed Securities*
----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage  $ 2,280,000  Banc of America Commercial Mortgage, Inc. Series 2005-4 Class A5A, 4.933%
Obligations -  18.2%                  due 7/10/2045                                                                      2,219,026
                           1,625,000  Bear Stearns Commercial Mortgage Securities Series 2005-PWR8 Class AJ, 4.75%
                                      due 6/11/2041                                                                      1,552,445
                           1,800,000  CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class C, 6.73%
                                      due 12/18/2035                                                                     1,890,775
                           8,500,000  Capital Auto Receivables Asset Trust Series 2004-2 Class A3, 3.58%
                                      due 1/15/2009                                                                      8,433,635
                           2,447,698  First Union NB-Bank of America Commercial Series 2001-C1 Class A2, 6.136%
                                      due 3/15/2033                                                                      2,517,215
                           9,500,000  Ford Credit Auto Owner Trust Series 2006-B Class A2A, 5.42% due 7/15/2009          9,505,608
                           2,750,000  GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A2, 4.353%
                                      due 6/10/2048                                                                      2,696,309
                           1,950,000  GS Mortgage Securities Corp. II Series 2004-GG2 Class A5, 5.279%
                                      due 8/10/2038 (a)                                                                  1,955,776
                           2,206,925  GS Mortgage Securities Corp. II Series 2005-GG4 Class A4, 4.761%
                                      due 7/10/2039                                                                      2,124,000
                           7,825,000  Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%
                                      due 10/15/2010                                                                     7,829,499
                           2,530,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3
                                      Class A3, 6.465% due 11/15/2035                                                    2,657,897
                           2,174,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class B,
                                      6.678% due 11/15/2035                                                              2,311,282
                           3,050,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class B,
                                      6.446% due 3/15/2033                                                               3,182,019

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
                              Amount  Non-Government Agency Mortgage-Backed Securities*                                   Value
----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,830,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4
                                      Class AM, 4.999% due 10/15/2042 (a)                                            $   1,783,915
                           2,740,000  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7
                                      Class A4, 6.066% due 4/15/2045 (a)                                                 2,854,192
                           1,950,000  LB-UBS Commercial Mortgage Trust Series 2003-C8 Class A4, 5.124%
                                      due 11/15/2032 (a)                                                                 1,938,066
                           1,772,279  Morgan Stanley Capital I Series 1999-RM1 Class A2, 6.71% due 12/15/2031            1,802,085
                           5,315,000  Morgan Stanley Capital I Series 1999-WF1 Class B, 6.32% due 11/15/2031             5,391,094
                           2,525,000  Morgan Stanley Capital I Series 2005-T19 Class A2, 4.725% due 6/12/2047            2,494,679
                           7,275,000  Nissan Auto Receivables Owner Trust Series 2006-A Class A3, 4.74%
                                      due 9/15/2009                                                                      7,245,100
                           6,814,388  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 5.65%
                                      due 8/25/2035 (a)                                                                  6,808,322
                           6,217,136  Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 5.50%
                                      due 11/25/2036 (a)                                                                 6,207,112
                           2,200,000  Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A4, 5.572%
                                      due 10/15/2048                                                                     2,229,697
                           7,500,000  Whole Auto Loan Trust Series 2004-1 Class A4, 3.26% due 3/15/2011                  7,361,645
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Non-Government Agency Mortgage-Backed Securities
                                      (Cost - $94,819,538) - 18.2%                                                      94,991,393
----------------------------------------------------------------------------------------------------------------------------------

Industry                              Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                  850,000  Boeing Capital Corp., 7.375% due 9/27/2010                                           912,914
Defense - 0.4%               450,000  Lockheed Martin Corp. Series B, 6.15% due 9/01/2036                                  466,875
                             587,000  Northrop Grumman Corp., 7.125% due 2/15/2011                                         627,750
                             165,000  Northrop Grumman Corp., 7.75% due 2/15/2031                                          203,311
                              21,000  Raytheon Co., 6.15% due 11/01/2008                                                    21,355
                                                                                                                     -------------
                                                                                                                         2,232,205
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%              540,000  Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                       572,400
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%           280,000  DaimlerChrysler NA Holding Corp., 7.30% due 1/15/2012                                302,243
                             425,000  DaimlerChrysler NA Holding Corp., 6.50% due 11/15/2013                               447,596
                             350,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                                437,114
                                                                                                                     -------------
                                                                                                                         1,186,953
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%              92,000  Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (d)                               92,803
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%         180,000  Genentech, Inc., 4.40% due 7/15/2010                                                 176,597
                             105,000  Genentech, Inc., 5.25% due 7/15/2035                                                  96,330
                                                                                                                     -------------
                                                                                                                           272,927
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%       600,000  The Bank of New York Co., Inc. Series CD, 5.05% due 3/03/2009                        596,709
                             850,000  The Bear Stearns Cos., Inc., 3.25% due 3/25/2009                                     820,496
                             525,000  The Bear Stearns Cos., Inc., 4.65% due 7/02/2018                                     476,962
                           1,600,000  Credit Suisse (USA) Inc., 6.50% due 1/15/2012                                      1,681,957
                           1,800,000  Goldman Sachs Group, Inc., 6.60% due 1/15/2012                                     1,900,152
                             400,000  Goldman Sachs Group, Inc., 5.25% due 4/01/2013                                       397,352
                             525,000  Goldman Sachs Group, Inc., 5.125% due 1/15/2015                                      511,203
                             850,000  Goldman Sachs Group, Inc., 5.35% due 1/15/2016                                       833,503
                             430,000  Goldman Sachs Group, Inc., 6.125% due 2/15/2033                                      429,748

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                         $   500,000  Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                            $     488,560
                             245,000  Lehman Brothers Holdings, Inc., 7.875% due 8/15/2010                                 263,770
                             400,000  Lehman Brothers Holdings, Inc., 4.80% due 3/13/2014                                  384,609
                             300,000  Lehman Brothers Holdings, Inc., 5.50% due 4/04/2016                                  298,307
                             600,000  Morgan Stanley, 4.25% due 5/15/2010                                                  586,161
                             495,000  Morgan Stanley, 6.60% due 4/01/2012                                                  523,910
                             200,000  Morgan Stanley, 5.375% due 10/15/2015                                                196,796
                             600,000  Morgan Stanley, 7.25% due 4/01/2032                                                  687,067
                                                                                                                     -------------
                                                                                                                        11,077,262
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%             175,000  Cytec Industries, Inc., 6% due 10/01/2015                                            176,736
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.5%    1,500,000  BSCH Issuance Ltd., 7.625% due 11/03/2009                                          1,589,810
                             295,000  Bank One Corp., 5.90% due 11/15/2011                                                 303,157
                             535,000  Corporacion Andina de Fomento, 6.875% due 3/15/2012                                  569,579
                             500,000  Eksportfinans A/S, 4.75% due 12/15/2008                                              499,370
                             350,000  Eksportfinans A/S, 5.50% due 5/25/2016                                               361,654
                           7,500,000  European Investment Bank, 5% due 2/08/2010                                         7,554,030
                             700,000  HSBC Bank USA NA, 4.625% due 4/01/2014                                               669,187
                             200,000  Huntington National Bank, 5.50% due 2/15/2016                                        198,733
                           1,000,000  KFW International Finance, 5.125% due 5/13/2009                                    1,007,793
                             600,000  KFW - Kreditanstalt fuer Wiederaufbau, 3.25% due 3/30/2009                           580,795
                             600,000  KFW - Kreditanstalt fuer Wiederaufbau, 4.125% due 10/15/2014                         572,523
                           1,130,000  KFW - Kreditanstalt fuer Wiederaufbau, 4.375% due 7/21/2015                        1,083,181
                           1,000,000  Korea Development Bank, 4.75% due 7/20/2009                                          990,991
                             500,000  M&T Bank Corp., 3.85% due 4/01/2013 (a)(d)                                           493,891
                             500,000  PNC Funding Corp., 4.20% due 3/10/2008 (b)                                           491,653
                             865,000  Royal Bank of Scotland Group Plc, 5.05% due 1/08/2015                                848,381
                             400,000  U.S. Bank NA, 4.40% due 8/15/2008                                                    395,425
                             500,000  U.S. Bank NA, 6.30% due 2/04/2014                                                    527,955
                             625,000  Wachovia Bank NA, 4.875% due 2/01/2015                                               602,728
                             895,000  Wachovia Corp., 5.625% due 12/15/2008                                                903,119
                             610,000  Wachovia Corp., 3.625% due 2/17/2009                                                 594,134
                              30,000  Wachovia Corp., 5.25% due 8/01/2014                                                   29,650
                             300,000  Wachovia Corp., 5.50% due 8/01/2035                                                  278,505
                           1,670,000  Wells Fargo & Co., 3.125% due 4/01/2009                                            1,610,391
                             250,000  Wells Fargo & Co., 5.125% due 9/15/2016                                              245,635
                             500,000  Wells Fargo & Co., 5.375% due 2/07/2035                                              470,306
                                                                                                                     -------------
                                                                                                                        23,472,576
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &         80,000  Science Applications International Corp., 5.50% due 7/01/2033                         71,033
Supplies - 0.0%
----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Communications           $   525,000  Alltel Corp., 7% due 7/01/2012                                                 $     552,119
Equipment - 0.2%             350,000  Cisco Systems, Inc., 5.50% due 2/22/2016                                             352,421
                             100,000  Harris Corp., 6.35% due 2/01/2028                                                    102,036
                                                                                                                     -------------
                                                                                                                         1,006,576
----------------------------------------------------------------------------------------------------------------------------------
Computers &                  335,000  Hewlett-Packard Co., 3.625% due 3/15/2008                                            329,816
Peripherals - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Construction                 250,000  Lafarge SA, 6.50% due 7/15/2016                                                      261,482
Materials - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%      500,000  Capital One Bank, 4.875% due 5/15/2008                                               498,132
                           1,200,000  Capital One Bank, 5.75% due 9/15/2010                                              1,216,520
                             250,000  Capital One Financial Corp., 6.15% due 9/01/2016                                     253,573
                             150,000  CitiFinancial, 10% due 5/15/2009                                                     164,579
                             715,000  HSBC Finance Corp., 5.875% due 2/01/2009                                             723,133
                             800,000  HSBC Finance Corp., 4.75% due 5/15/2009                                              793,118
                             300,000  HSBC Finance Corp., 4.75% due 4/15/2010                                              296,838
                             450,000  HSBC Finance Corp., 4.75% due 7/15/2013                                              434,682
                             400,000  MBNA America Bank NA, 4.625% due 8/03/2009                                           396,101
                             225,000  MBNA America Bank NA, 7.125% due 11/15/2012                                          245,362
                                                                                                                     -------------
                                                                                                                         5,022,038
----------------------------------------------------------------------------------------------------------------------------------
Containers &                 200,000  Sealed Air Corp., 5.375% due 4/15/2008 (d)                                           199,040
Packaging - 0.1%             135,000  Sealed Air Corp., 6.95% due 5/15/2009 (d)                                            139,444
                                                                                                                     -------------
                                                                                                                           338,484
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        113,000  Bank of America Corp., 6.60% due 5/15/2010                                           118,021
Services - 2.2%              855,000  Bank of America Corp., 4.50% due 8/01/2010                                           842,902
                             750,000  Bank of America Corp., 4.875% due 1/15/2013                                          736,153
                             850,000  Bank of America Corp., 4.75% due 8/01/2015                                           811,782
                             300,000  Bank of America NA, 6% due 6/15/2016                                                 312,951
                             730,000  Brascan Corp., 5.75% due 3/01/2010                                                   740,983
                              90,000  Citicorp, 6.375% due 11/15/2008                                                       91,726
                             125,000  Citigroup, Inc., 6.50% due 1/18/2011                                                 130,773
                             200,000  Citigroup, Inc., 6% due 2/21/2012                                                    207,454
                             540,000  Citigroup, Inc., 6.625% due 6/15/2032                                                581,294
                             375,000  Citigroup, Inc., 6% due 10/31/2033                                                   373,007
                             350,000  Citigroup, Inc., 5.85% due 12/11/2034                                                347,592
                           1,055,000  General Electric Capital Corp., 6.75% due 3/15/2032                                1,195,349
                           1,000,000  General Electric Capital Corp. Series A, 4.125% due 3/04/2008                        990,416
                             600,000  General Electric Capital Corp. Series A, 4.875% due 10/21/2010                       596,851
                             400,000  JPMorgan Chase & Co., 3.50% due 3/15/2009                                            387,765
                             500,000  JPMorgan Chase & Co., 4.50% due 11/15/2010                                           489,256
                             645,000  JPMorgan Chase & Co., 6.625% due 3/15/2012                                           683,764

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                         $   380,000  JPMorgan Chase & Co., 5.125% due 9/15/2014                                     $     374,050
                             500,000  JPMorgan Chase & Co., 5.15% due 10/01/2015                                           488,913
                             390,000  Nissan Motor Acceptance Corp., 4.625% due 3/08/2010 (d)                              381,851
                             430,000  Toyota Motor Credit Corp., 4.25% due 3/15/2010                                       423,496
                                                                                                                     -------------
                                                                                                                        11,306,349
----------------------------------------------------------------------------------------------------------------------------------
Diversified                  940,000  AT&T, Inc., 5.30% due 11/15/2010                                                     944,264
Telecommunication            750,000  AT&T, Inc., 6.15% due 9/15/2034                                                      738,153
Services - 1.4%              614,000  BellSouth Corp., 6% due 10/15/2011                                                   633,364
                             250,000  BellSouth Corp., 5.20% due 9/15/2014                                                 245,758
                             170,000  BellSouth Corp., 6.55% due 6/15/2034                                                 174,780
                             800,000  Deutsche Telekom International Finance BV, 3.875% due 7/22/2008                      786,321
                             150,000  Deutsche Telekom International Finance BV, 8% due 6/15/2010                          162,602
                             300,000  Deutsche Telekom International Finance BV, 5.75% due 3/23/2016                       299,993
                             450,000  Deutsche Telekom International Finance BV, 8.25% due 6/15/2030                       557,396
                             255,000  GTE Corp., 6.94% due 4/15/2028                                                       268,933
                             750,000  Telecom Italia Capital SA, 5.25% due 11/15/2013                                      727,157
                             200,000  Telecom Italia Capital SA, 4.95% due 9/30/2014                                       188,399
                             475,000  Telecom Italia Capital SA, 5.25% due 10/01/2015                                      450,654
                             200,000  Telecom Italia Capital SA, 6% due 9/30/2034                                          181,105
                             575,000  Verizon Global Funding Corp., 4.90% due 9/15/2015                                    551,181
                             315,000  Verizon Global Funding Corp., 7.75% due 12/01/2030                                   365,113
                                                                                                                     -------------
                                                                                                                         7,275,173
----------------------------------------------------------------------------------------------------------------------------------
Electric                     280,000  Commonwealth Edison Co., 6.95% due 7/15/2018                                         277,805
Utilities - 0.2%             175,000  FPL Group Capital, Inc., 7.375% due 6/01/2009                                        182,993
                             305,000  Florida Power & Light Co., 5.40% due 9/01/2035                                       289,270
                             150,000  Southern California Edison Co., 6% due 1/15/2034                                     152,989
                             125,000  Southern California Edison Co., 5.55% due 1/15/2036                                  119,780
                                                                                                                     -------------
                                                                                                                         1,022,837
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           150,000  Halliburton Co., 5.50% due 10/15/2010                                                151,620
Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples               200,000  CVS Corp., 4% due 9/15/2009                                                          194,623
Retailing - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &      355,000  Boston Scientific Corp., 5.45% due 6/15/2014                                         341,274
Supplies - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      375,000  UnitedHealth Group, Inc., 3.30% due 1/30/2008                                        368,528
Services - 0.1%              300,000  WellPoint, Inc., 5.95% due 12/15/2034                                                294,381
                                                                                                                     -------------
                                                                                                                           662,909
----------------------------------------------------------------------------------------------------------------------------------
Household                    325,000  Toll Brothers Finance Corp., 6.875% due 11/15/2012                                   332,768
Durables - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Industrial                   575,000  General Electric Co., 5% due 2/01/2013                                               570,645
Conglomerates - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%             600,000  AXA Financial, Inc., 7.75% due 8/01/2010                                             647,507
                             400,000  The Allstate Corp., 6.125% due 2/15/2012                                             416,854
                             150,000  The Allstate Corp., 5.35% due 6/01/2033                                              137,688
                             325,000  American General Corp., 7.50% due 7/15/2025                                          381,318

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                         $   450,000  Berkshire Hathaway Finance Corp., 4.125% due 1/15/2010                         $     440,418
                             350,000  Berkshire Hathaway Finance Corp., 4.85% due 1/15/2015                                339,781
                             150,000  MetLife, Inc., 6.125% due 12/01/2011                                                 156,492
                             450,000  MetLife, Inc., 5% due 11/24/2013                                                     445,576
                             200,000  MetLife, Inc., 5.70% due 6/15/2035                                                   192,254
                             500,000  Monumental Global Funding II, 4.375% due 7/30/2009 (d)                               491,772
                             500,000  Prudential Financial, Inc., 5.10% due 9/20/2014                                      490,774
                             100,000  RLI Corp., 5.95% due 1/15/2014                                                        98,940
                             150,000  SunAmerica, Inc., 5.60% due 7/31/2097                                                132,937
                             250,000  Travelers Property Casualty Corp., 6.375% due 3/15/2033                              260,572
                             350,000  W.R. Berkley Corp., 5.125% due 9/30/2010                                             347,198
                              60,000  Western & Southern Financial Group, Inc., 5.75% due 7/15/2033 (d)                     57,869
                                                                                                                     -------------
                                                                                                                         5,037,950
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                 255,000  British Sky Broadcasting Plc, 8.20% due 7/15/2009                                    271,141
                             200,000  COX Enterprises, Inc., 4.375% due 5/01/2008 (d)                                      196,878
                             450,000  Comcast Cable Communications, 8.875% due 5/01/2017                                   550,178
                             465,000  Comcast Corp., 5.85% due 1/15/2010                                                   473,604
                             300,000  Comcast Corp., 6.50% due 1/15/2017                                                   316,620
                             445,000  Comcast Corp., 7.05% due 3/15/2033                                                   477,752
                             250,000  Comcast Corp., 6.50% due 11/15/2035                                                  251,894
                              85,000  Cox Communications, Inc., 7.125% due 10/01/2012                                       91,637
                             150,000  Cox Communications, Inc., 6.80% due 8/01/2028                                        156,553
                             665,000  News America, Inc., 7.25% due 5/18/2018                                              740,075
                             340,000  News America, Inc., 7.28% due 6/30/2028                                              367,345
                             352,000  Time Warner Companies, Inc., 6.875% due 6/15/2018                                    378,298
                           1,660,000  Time Warner, Inc., 6.875% due 5/01/2012                                            1,768,926
                             400,000  Time Warner, Inc., 7.70% due 5/01/2032                                               453,496
                                                                                                                     -------------
                                                                                                                         6,494,397
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%       300,000  Alcan, Inc., 5% due 6/01/2015                                                        287,749
                             150,000  Alcan, Inc., 5.75% due 6/01/2035                                                     138,803
                             400,000  Alcoa, Inc., 5.375% due 1/15/2013                                                    398,103
                             365,000  BHP Finance USA Ltd., 6.42% due 3/01/2026                                            386,387
                             200,000  Barrick Gold Finance, Inc., 4.875% due 11/15/2014                                    191,674
                             120,000  Corporacion Nacional del Cobre de Chile - CODELCO, 6.375% due 11/30/2012 (d)         126,228
                             300,000  Inco Ltd., 7.75% due 5/15/2012                                                       329,849
                             150,000  Teck Cominco Ltd., 6.125% due 10/01/2035                                             145,368
                             400,000  Textron Financial Corp. Series E, 4.125% due 3/03/2008                               396,146
                             300,000  Vale Overseas Ltd., 6.875% due 11/21/2036                                            309,806
                                                                                                                     -------------
                                                                                                                         2,710,113
----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%   $   300,000  CenterPoint Energy Resources Corp. Series B, 7.875% due 4/01/2013              $     334,334
                             300,000  Dominion Resources, Inc., 5.70% due 9/17/2012                                        306,477
                             180,000  Dominion Resources, Inc., 5.95% due 6/15/2035                                        174,930
                             541,000  Dominion Resources, Inc. Series A, 8.125% due 6/15/2010                              589,255
                             200,000  New York State Electric & Gas Corp., 5.75% due 5/01/2023                             189,725
                                                                                                                     -------------
                                                                                                                         1,594,721
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%       25,000  Federated Department Stores, 6.625% due 9/01/2008                                     25,386
                             135,000  Federated Department Stores, 6.30% due 4/01/2009                                     137,725
                             670,000  JC Penny Corp. Inc., 8% due 3/01/2010                                                717,598
                             600,000  The May Department Stores Co., 5.75% due 7/15/2014                                   595,208
                                                                                                                     -------------
                                                                                                                         1,475,917
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        900,000  Amerada Hess Corp., 6.65% due 8/15/2011                                              947,784
Fuels - 1.3%                  20,000  Amerada Hess Corp., 7.30% due 8/15/2031                                               22,046
                             390,000  Anadarko Finance Co. Series B, 6.75% due 5/01/2011                                   409,578
                              60,000  Anadarko Finance Co. Series B, 7.50% due 5/01/2031                                    66,231
                             300,000  Anadarko Petroleum Corp., 6.45% due 9/15/2036                                        296,864
                             730,000  Burlington Resources Finance Co., 6.50% due 12/01/2011                               772,149
                             525,000  Canadian Natural Resources Ltd., 4.90% due 12/01/2014                                502,958
                             555,000  Conoco Phillips Holding Co., 6.95% due 4/15/2029                                     629,297
                             475,000  Consolidated Natural Gas Co. Series C, 6.25% due 11/01/2011                          493,702
                             600,000  EnCana Corp., 4.75% due 10/15/2013                                                   576,532
                             103,417  Kern River Funding Corp., 4.893% due 4/30/2018 (d)                                   100,026
                             760,000  Midamerican Energy Holdings Co., 5.875% due 10/01/2012                               782,441
                             175,000  Midamerican Energy Holdings Co., 6.125% due 4/01/2036                                174,622
                             200,000  PTT PCL, 5.875% due 8/03/2035 (d)                                                    185,566
                             405,000  Pemex Project Funding Master Trust, 9.125% due 10/13/2010                            453,398
                             200,000  Petro-Canada, 5.95% due 5/15/2035                                                    190,790
                             100,000  TransCanada Pipelines Ltd., 5.85% due 3/15/2036                                       97,800
                                                                                                                     -------------
                                                                                                                         6,701,784
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest               300,000  Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013                              290,701
Products - 0.3%              200,000  Westvaco Corp., 8.20% due 1/15/2030                                                  220,092
                             242,000  Weyerhaeuser Co., 5.95% due 11/01/2008                                               244,117
                             250,000  Weyerhaeuser Co., 6.75% due 3/15/2012                                                262,606
                             275,000  Weyerhaeuser Co., 7.375% due 3/15/2032                                               288,084
                                                                                                                     -------------
                                                                                                                         1,305,600
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%       225,000  Abbott Laboratories, 3.50% due 2/17/2009                                             218,860
                             385,000  Abbott Laboratories, 5.875% due 5/15/2016                                            398,281
                             160,000  Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036                                 154,322
                             700,000  Wyeth, 5.50% due 2/01/2014                                                           704,259
                             200,000  Wyeth, 6.50% due 2/01/2034                                                           211,847
                                                                                                                     -------------
                                                                                                                         1,687,569
----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Corporate Bonds                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment   $   195,000  Brandywine Operating Partnership LP, 5.625% due 12/15/2010                     $     197,449
Trusts (REITs) - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%           250,000  Burlington Northern Santa Fe Corp., 6.20% due 8/15/2036                              245,013
                             500,000  Canadian National Railway Co., 6.375% due 10/15/2011                                 522,225
                             675,000  Norfolk Southern Corp., 6.75% due 2/15/2011                                          707,551
                             105,000  Norfolk Southern Corp., 5.59% due 5/17/2025                                           97,862
                             315,000  Norfolk Southern Corp., 7.25% due 2/15/2031                                          348,371
                                                                                                                     -------------
                                                                                                                         1,921,022
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%              830,000  Oracle Corp. and Ozark Holding, Inc., 5.25% due 1/15/2016                            818,465
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%      500,000  Home Depot, Inc., 5.40% due 3/01/2016                                                488,244
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           230,000  Golden West Financial Corp., 4.75% due 10/01/2012                                    225,307
Finance - 0.2%               145,000  Washington Mutual Financial Corp., 6.875% due 5/15/2011                              154,265
                             435,000  Washington Mutual, Inc., 4.20% due 1/15/2010                                         424,389
                              90,000  Washington Mutual, Inc., 8.25% due 4/01/2010                                          97,230
                             300,000  Washington Mutual, Inc., 5.25% due 9/15/2017                                         285,167
                                                                                                                     -------------
                                                                                                                         1,186,358
----------------------------------------------------------------------------------------------------------------------------------
Wireless                     495,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                                    638,522
Telecommunication            250,000  America Movil SA de CV, 6.375% due 3/01/2035                                         246,265
Services - 0.7%              150,000  Cingular Wireless LLC, 7.125% due 12/15/2031                                         165,157
                             400,000  Sprint Capital Corp., 6.375% due 5/01/2009                                           408,576
                             260,000  Sprint Capital Corp., 8.375% due 3/15/2012                                           290,090
                             200,000  Sprint Capital Corp., 6.90% due 5/01/2019                                            207,117
                             600,000  Sprint Capital Corp., 8.75% due 3/15/2032                                            707,711
                             530,000  Vodafone Group Plc, 7.75% due 2/15/2010                                              565,715
                             185,000  Vodafone Group Plc, 7.875% due 2/15/2030                                             213,560
                             200,000  Vodafone Group Plc, 6.25% due 11/30/2032                                             195,705
                                                                                                                     -------------
                                                                                                                         3,638,418
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Bonds (Cost - $103,348,876) - 19.8%                              103,229,496
----------------------------------------------------------------------------------------------------------------------------------

                                      Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                           1,990,000  Canadian Government International Bond, 5.25% due 11/05/2008                       2,002,465
                             350,000  Chile Government International Bond, 5.50% due 1/15/2013                             355,740
                             500,000  China Government International Bond, 7.30% due 12/15/2008                            518,043
                             625,000  Export-Import Bank of Korea, 5.125% due 3/16/2015                                    611,623
                             400,000  Export-Import Bank of Korea, 5.125% due 3/16/2015                                    399,365
                           1,000,000  Inter-American Development Bank, 6.80% due 10/15/2025                              1,171,742
                             675,000  Italy Government International Bond, 4% due 6/16/2008                                666,437
                             450,000  Italy Government International Bond, 6% due 2/22/2011                                466,994
                             420,000  Italy Government International Bond, 4.50% due 1/21/2015                             405,234
                           1,050,000  Italy Government International Bond, 6.875% due 9/27/2023                          1,203,775
                             525,000  Italy Government International Bond, 5.375% due 6/15/2033                            513,693

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                Face
Industry                      Amount  Foreign Government Obligations                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                         $ 1,000,000  Landwirtschaftliche Rentenbank, 4.875% due 2/14/2011                           $     999,141
                           1,610,000  Mexico Government International Bond Series A, 6.75% due 9/27/2034                 1,755,705
                             220,000  Poland Government International Bond, 5% due 10/19/2015                              216,812
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Foreign Government Obligations (Cost - $11,264,639) - 2.1%                  11,286,769
----------------------------------------------------------------------------------------------------------------------------------

                                      Capital Trusts
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         75,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014                             82,838
Fuels - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Capital Trusts (Cost - $77,090) - 0.0%                                          82,838
----------------------------------------------------------------------------------------------------------------------------------

State                                 Municipal Bonds
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.1%              900,000  Illinois State, General Obligation Bonds, 5.10% due 6/01/2033                        859,455
----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%               1,040,000  Dallas, Texas, General Obligation Bonds, Series C, 5.25% due 2/15/2024             1,035,320
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds   (Cost - $1,860,571) - 0.3%                                 1,894,775
----------------------------------------------------------------------------------------------------------------------------------

                                      Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency     3,500,000  Federal Home Loan Bank System, 4.902% due 4/02/2007                                3,500,000
Obligations**
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost - $3,500,000) - 0.7%                             3,500,000
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments   (Cost - $539,323,587) - 103.0%                               537,492,581
----------------------------------------------------------------------------------------------------------------------------------

                           Number of
                           Contracts  Options Written
----------------------------------------------------------------------------------------------------------------------------------
Call Options                    13++  Pay a fixed rate of 4.40% and receive a floating rate based on 3-month LIBOR,
Written - (0.0%)                      expiring December 2007, Broker Deutsche Bank AG (e)
                                                                                                                          (25,062)
----------------------------------------------------------------------------------------------------------------------------------
Put Options                     13++  Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR,
Written - (0.0%)                      expiring December 2007, Broker Deutsche Bank AG (e)
                                                                                                                         (138,304)
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Options Written (Premiums Received - $225,280) - (0.0%)                      (163,366)
----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments, Net of Options Written (Cost - $539,098,307+) - 103.0%        537,329,215

                                      Liabilities in Excess of Other Assets - (3.0%)                                   (15,866,948)
                                                                                                                     -------------
                                      Net Assets - 100.0%                                                            $ 521,462,267
                                                                                                                     =============

* Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments of refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.
** Short-Term U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
+ The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 540,581,070
                                                                  =============
      Gross unrealized appreciation                               $   2,247,324
      Gross unrealized depreciation                                  (5,499,179)
                                                                  -------------
      Net unrealized depreciation                                 $  (3,251,855)
                                                                  =============

++    One contract represents a notional amount of $1,000,000.

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                       Purchase    Sale     Realized    Interest
      Affiliate                          Cost      Cost       Gain       Income
      --------------------------------------------------------------------------
      The PNC Funding Corp., 4.20%        --        --                  $ 5,199
      due 3/10/2008
      --------------------------------------------------------------------------

(c) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing and/or selling securities for which all specific information is not available at this time.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Series is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Core Bond Enhanced Index Series of Quantitative Master Series Trust

Date: May 21, 2007